BUSINESS COMBINATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
25.	BUSINESS COMBINATION

Business combination of JFD

On February 28, 2011, TRW applied to form a corporate joint venture, Enping City Bi Tao A Power Fishery Development Co., Limited (“EBAPFD”), incorporated in the PRC. TRW owned a 25% equity interest in EBAPFD. On November 17, 2011, TRW formed Jiang Men City A Power Fishery Development Co., Limited (“JFD”) in which it acquired a 25% equity interest, while withdrawing its 25% equity interest in EBAPFD. As of December 31, 2011, the Company had invested for the total consideration of $1,258,607 in JFD. JFD is engaged as an operator of an indoor fish farm. Prior to December 31, 2011, JFD has not commenced its principal business activity. Management did not retain a specialist or valuation expert to value the purchase of this additional 25% interest. As of January 1, 2012, JFD had not commenced its principal operations and was in the process of finalizing the construction of the indoor fish farm facilities. Management determined that the fair value of the assets approximated the historical cost carried on the books of JFD. On January 1, 2012, the Company acquired an additional 25% equity interest in JFD for total cash consideration of $1,662,365. As of January 1, 2012, the Company had consolidated the assets and operations of JFD. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for the cash consideration of $1,702,580. These acquisitions were at our option according the terms of the original development agreement. The Company presently owns a 75% equity interest in JFD and controls its board of directors.

Second acquisition on January 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price on the fair value of the assets acquired as of January 1, 2012.

Net assets at fair value acquired:
Property and equipment	$34,919
Construction in progress	4,495,306
Inventories	1,838,337
6,368,562
Less: Other payables	(92,603)
Non-controlling interest	(3,324,729)
25% held by the Company	(1,662,365)
$1,288,865

Satisfied by
Purchase consideration	$1,662,365
Less: Cash acquired	(373,500)
$1,288,865

Third acquisition on April 1, 2012 – 25% additional equity interest in JFD.

The Company allocated the purchase price based on the fair value of the assets acquired as of April 1, 2012.

Net assets at fair value acquired:
Property and equipment	$33,535
Construction in progress	4,499,376
Inventories	1,970,387
Accounts receivable	1,337,519
7,840,817
Less: Other payables	(292,663)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)
50% held by the Company	(3,405,159)
$1,210,319

Satisfied by
Purchase consideration	$1,702,580
Less: Cash acquired	(492,261)
$1,210,319

Business combination of JHMC

Second acquisition on September 30, 2012 - 50% additional equity interest in JHMC

On April 15, 2011, MEIJI applied to form Enping City A Power Cattle Farm Co., Limited (“ECF”), all of which the Company would indirectly own a 25% equity interest in on November 17, 2011. On September 17, 2012 MEIJI formed Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) in which it owns 75% equity interest with investment $4,020,665 while withdrawing its 25% equity interest in ECF. The total investments amounted of $ 4,020,665, of which $1,076,489 was settled in contra against accounts receivable due from ECF, and the balance of $2,944,176 was settled by cash. This acquisition was at our option according the terms of the original development agreement. As of September 30, 2012, the Company had consolidated the assets and operations of JHMC.

The Company allocated the purchase price based on the fair value of the assets acquired as of September 30, 2012.

Net assets at fair value acquired:
Property and equipment	$512,450
Construction in progress	4,177,007
Inventories	671,429
5,360,886
Less: Non - controlling interest	(1,340,221)
$4,020,665

Satisfied by
Purchase consideration	$4,020,665

29.     BUSINESS COMBINATIONS

Business combination of JFD

On February 28, 2011, TRW applied to form a corporate joint venture, Enping City Bi Tao A Power Fishery Development Co., Limited (“EBAPFD”), incorporated in the PRC. TRW owned a 25% equity interest in EBAPFD. On November 17, 2011, TRW formed Jiang Men City A Power Fishery Development Co., Limited (“JFD”) in which it acquired a 25% equity interest, while withdrawing its 25% equity interest in EBAPFD. As of December 31, 2011, the Company had invested for total cash consideration of $1,258,607 in JFD. JFD is engaged as an operator of an indoor fish farm. Prior to December 31, 2011, JFD has not commenced its principal business activity. The Company owned a 50% Interest in JFD at January 1, 2012 and at the time consolidated the Assets and operation with the Company. The Company controlled the board of directors and Voting Rights at that time. On January 1, 2012, the Company acquired an additional 25% equity interest in JFD for total cash consideration of $1,662,365. On April 1, 2012, the Company acquired an additional 25% equity interest in JFD for total consideration of $1,702,580. These acquisitions were at our option according the terms of the original development agreement. The Company presently owns a 75% equity interest in JFD and controls its majority of votes board of directors. As result, the Company had consolidated the assets and operations of JFD.

Second acquisition on January 1, 2012 - 25% additional equity interest in JFD.

The Company allocated the purchase price on the fair value of the assets acquired as of January 1, 2012.

Net assets at fair value acquired:
Property and equipment	$34,919
Construction in progress	4,495,306
Inventories	1,838,337
6,368,562
Less: Other payables	(92,603)
Non-controlling interest	(3,324,729)
25% held by the Company	(1,662,365)
$1,288,865
Satisfied by
Purchase consideration	$1,662,365
Less: Cash acquired	(373,500)
$1,288,865

Third acquisition on April 1, 2012 - 25% additional equity interest in JFD.

The Company allocated the purchase price based on the fair value of the assets acquired as of April 1, 2012.

Net assets at fair value acquired:
Property and equipment	$33,535
Construction in progress	4,499,376
Inventories	1,970,387
Accounts receivable	1,337,519
7,840,817
Less: Other payables	(292,663)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)
50% held by the Company	(3,405,159)
$1,210,319
Satisfied by
Purchase consideration	$1,702,580
Less: Cash acquired	(492,261)
$1,210,319

Business combination of JHMC

Second acquisition on September 30, 2012 - 50% additional equity interest in JHMC

On April 15, 2011, MEIJI applied to form Enping City A Power Cattle Farm Co., Limited (“ECF”), all of which the Company would indirectly own a 25% equity interest in on November 17, 2011. On January 1, 2012, the Company had invested $1,076,489 in ECF and the amount was settled in contra against accounts receivable due from ECF. On September 17, 2012 MEIJI formed Jiang Men City Hang Mei Cattle Farm Development Co., Limited (“JHMC”) and acquired an additional 50% equity interest for total cash consideration of $2,944,176 on September 30, 2012 while withdrawing its 25% equity interest in ECF. The Company presently owns a 75% equity interest in JHMC, representing majority of votes and controls its board of directors. This acquisition was at our option according the terms of the original development agreement. As a result, the Company has consolidated the assets and operations of JHMC.

The Company allocated the purchase price based on the fair value of the assets acquired as of September 30, 2012.

Net assets at fair value acquired:
Property and equipment	$512,450
Construction in progress	4,177,007
Inventories	671,429
5,360,886
Less: Non - controlling interest	(1,340,221)
$4,020,665
Satisfied by
Purchase consideration	$4,020,665

The following table summarizes our unaudited consolidated results of operations for the years ended December 31, 2012 and 2011, as well as unaudited consolidated results of operations as though the JFD and JHMC acquisitions had occurred on January 1, 2011.

	2012		2011
	As reported	Pro Forma	As reported	Pro Forma

Revenue	$138,612,639	$128,725,067	$51,879,903	$47,718,758
Net income from continuing operations	$57,545,832	$50,655,603	$15,691,032	$14,041,347
Net income from discontinued operations	$-	$-	$10,203,951	$10,203,951
Total net income from continuing and discontinued operations	$57,545,832	$50,655,603	$25,894,983	$24,245,298
From continuing and discontinued operations Earning per share
Basic	$0.70	$0.68	$0.43	$0.40
Diluted	$0.63	$0.55	$0.39	$0.36
From continuing operations Earning per share
Basic	$0.70	$0.68	$0.26	$0.23
Diluted	$0.63	$0.55	$0.23	$0.21
From discontinued operations Earning per share
Basic	$-	$-	$0.17	$0.17
Diluted	$-	$-	$0.16	$0.15

The unaudited pro forma information set forth above is for informational purpose only and include adjustments related to elimination of revenue from JFD and JHMC before acquisition of equity interests. The pro forma information should not be considered indicative of actual results that would have been achieved if JFD and JHMC have been acquired at the beginning of 2011 or results that may be obtained in any future period.